Consolidated balance sheet - GBP (£)	Dec. 31, 2017	Dec. 31, 2016
Non-currentassets
Property, plant and equipment	£ 10,860,000,000	£ 10,808,000,000
Goodwill	5,734,000,000	5,965,000,000
Other intangible assets	17,562,000,000	18,776,000,000
Investments in associates and joint ventures	183,000,000	263,000,000
Other investments	918,000,000	985,000,000
Deferred tax assets	3,796,000,000	4,374,000,000
Derivative financial instruments	8,000,000
Other non-current assets	1,413,000,000	1,199,000,000
Total non-current assets	40,474,000,000	42,370,000,000
Current assets
Inventories	5,557,000,000	5,102,000,000
Current tax recoverable	258,000,000	226,000,000
Trade and other receivables	6,000,000,000	6,026,000,000
Derivative financial instruments	68,000,000	156,000,000
Liquid investments	78,000,000	89,000,000
Cash and cash equivalents	3,833,000,000	4,897,000,000
Assets held for sale	113,000,000	215,000,000
Total current assets	15,907,000,000	16,711,000,000
Total assets	56,381,000,000	59,081,000,000
Current liabilities
Short-term borrowings	(2,825,000,000)	(4,129,000,000)
Contingent consideration liabilities	(1,076,000,000)	(561,000,000)
Trade and other payables	(20,970,000,000)	(11,964,000,000)
Derivative financial instruments	(74,000,000)	(194,000,000)
Current tax payable	(995,000,000)	(1,305,000,000)
Short-term provisions	(629,000,000)	(848,000,000)
Total current liabilities	(26,569,000,000)	(19,001,000,000)
Non-current liabilities
Long-term borrowings	(14,264,000,000)	(14,661,000,000)
Corporation tax payable	(411,000,000)	0
Deferred tax liabilities	(1,396,000,000)	(1,934,000,000)
Pensions and other post-employment benefits	(3,539,000,000)	(4,090,000,000)
Other provisions	(636,000,000)	(652,000,000)
Contingent consideration liabilities	(5,096,000,000)	(5,335,000,000)
Other non-current liabilities	(981,000,000)	(8,445,000,000)
Total non-current liabilities	(26,323,000,000)	(35,117,000,000)
Total liabilities	(52,892,000,000)	(54,118,000,000)
Net assets	3,489,000,000	4,963,000,000
Equity
Share capital	1,343,000,000	1,342,000,000
Share premium account	3,019,000,000	2,954,000,000
Retained earnings	(6,477,000,000)	(5,392,000,000)
Other reserves	2,047,000,000	2,220,000,000
Shareholders' equity	(68,000,000)	1,124,000,000
Non-controlling interests	3,557,000,000	3,839,000,000
Total equity	£ 3,489,000,000	£ 4,963,000,000